UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN NET PARENT EQUITY - USD ($)	Total	Retroactive application of recapitalization	Separation-related adjustment	Adjusted Balance	Common Stock [Member]	Common Stock [Member] Retroactive application of recapitalization	Common Stock [Member] Separation-related adjustment	Common Stock [Member] Adjusted Balance	Net Parent Investment [Member]	Net Parent Investment [Member] Retroactive application of recapitalization	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Retroactive application of recapitalization	Additional Paid-in Capital [Member] Separation-related adjustment	Additional Paid-in Capital [Member] Adjusted Balance	Accumulated Deficit [Member]	Accumulated Deficit [Member] Retroactive application of recapitalization	Accumulated Deficit [Member] Separation-related adjustment	Accumulated Deficit [Member] Adjusted Balance	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Retroactive application of recapitalization	Accumulated other comprehensive income (loss) Separation-related adjustment	Accumulated other comprehensive income (loss) Adjusted Balance
Beginning balance at Dec. 31, 2018	$ (321,207)								$ (321,207)										$ 0
Net income (loss)	(7,685,519)								(7,685,519)										0
Other comprehensive loss	(574)								0										(574)
Net transfer from Parent	7,528,095								7,528,095										0
Ending balance at Dec. 31, 2019	(479,205)								(478,631)										(574)
Net income (loss)	(9,625,942)								(9,625,942)										0
Other comprehensive loss	46,012								0										46,012
Net transfer from Parent	9,045,282								9,045,282										0
Ending balance at Dec. 31, 2020	(1,013,853)	$ 0		$ (1,013,853)	$ 0	$ 220,000		$ 220,000	(1,059,291)	$ 1,059,291	$ 0	$ 23,442,803		$ 23,442,803	$ 0	$ (24,722,094)		$ (24,722,094)	45,438	$ 0		$ 45,438
Ending balance (Shares) at Dec. 31, 2020					0	220,000,000		220,000,000
Net income (loss)	(2,509,424)								0						(2,509,424)
Other comprehensive loss	(51,106)								0		0								(51,106)
Contributions from Parent	3,004,907								0		3,004,907
Ending balance at Mar. 31, 2021	(569,476)				$ 220,000				0		26,447,710				(27,231,518)				(5,668)
Ending balance (Shares) at Mar. 31, 2021					220,000,000
Beginning balance at Dec. 31, 2020	(1,013,853)	0		(1,013,853)	$ 0	$ 220,000		$ 220,000	(1,059,291)	1,059,291	0	23,442,803		23,442,803	0	(24,722,094)		(24,722,094)	45,438	0		45,438
Beginning balance (Shares) at Dec. 31, 2020					0	220,000,000		220,000,000
Net income (loss)	(9,959,944)	(1,992,848)
Ending balance at Sep. 30, 2021	13,877,344				$ 220,000				0		48,337,723				(34,682,038)				1,659
Ending balance (Shares) at Sep. 30, 2021					220,000,000
Beginning balance at Dec. 31, 2020	(1,013,853)	0		(1,013,853)	$ 0	$ 220,000		$ 220,000	(1,059,291)	$ 1,059,291	0	$ 23,442,803		23,442,803	0	$ (24,722,094)		(24,722,094)	45,438	$ 0		45,438
Beginning balance (Shares) at Dec. 31, 2020					0	220,000,000		220,000,000
Net income (loss)	(18,255,869)	(2,389,083)							(18,255,869)										0
Other comprehensive loss	(77,664)								0										(77,664)
Net transfer from Parent	30,046,775								30,046,775										0
Ending balance at Dec. 31, 2021	10,699,389	(2,389,083)	$ (675,620)	10,023,769	$ 220,000		$ 0	$ 220,000	10,731,615		53,489,579		$ (707,846)	52,781,733	(42,977,964)		$ 0	(42,977,964)	(32,226)		$ 32,226	0
Ending balance (Shares) at Dec. 31, 2021					220,000,000			220,000,000
Beginning balance at Mar. 31, 2021	(569,476)				$ 220,000				0		26,447,710				(27,231,518)				(5,668)
Beginning balance (Shares) at Mar. 31, 2021					220,000,000
Net income (loss)	(3,691,418)								0						(3,691,418)
Other comprehensive loss	50,195								0		0								50,195
Contributions from Parent	2,283,398								0		2,283,398
Ending balance at Jun. 30, 2021	(1,927,301)				$ 220,000				0		28,731,108				(30,922,936)				44,527
Ending balance (Shares) at Jun. 30, 2021					220,000,000
Net income (loss)	(3,759,102)	(423,752)													(3,759,102)
Other comprehensive loss	(42,868)																		(42,868)
Contributions from Parent	19,606,615										19,606,615
Ending balance at Sep. 30, 2021	13,877,344				$ 220,000				0		48,337,723				(34,682,038)				1,659
Ending balance (Shares) at Sep. 30, 2021					220,000,000
Beginning balance at Dec. 31, 2021	10,699,389	(2,389,083)	(675,620)	10,023,769	$ 220,000		0	$ 220,000	10,731,615		53,489,579		(707,846)	52,781,733	(42,977,964)		0	(42,977,964)	(32,226)		32,226	0
Beginning balance (Shares) at Dec. 31, 2021					220,000,000			220,000,000
Net income (loss)	(10,010,008)										0				(10,010,008)
Contributions from Parent	732,776										732,776				0
Ending balance at Mar. 31, 2022	746,537				$ 220,000						53,514,509				(52,987,972)				0
Ending balance (Shares) at Mar. 31, 2022					220,000,000
Beginning balance at Dec. 31, 2021	10,699,389	$ (2,389,083)	$ (675,620)	$ 10,023,769	$ 220,000		$ 0	$ 220,000	$ 10,731,615		53,489,579		$ (707,846)	$ 52,781,733	(42,977,964)		$ 0	$ (42,977,964)	(32,226)		$ 32,226	$ 0
Beginning balance (Shares) at Dec. 31, 2021					220,000,000			220,000,000
Net income (loss)	(153,976,295)
Ending balance at Sep. 30, 2022	304,675,566				$ 266,371						501,363,454				(196,954,259)				0
Ending balance (Shares) at Sep. 30, 2022					266,371,485
Beginning balance at Mar. 31, 2022	746,537				$ 220,000						53,514,509				(52,987,972)				0
Beginning balance (Shares) at Mar. 31, 2022					220,000,000
Net income (loss)	(107,221,565)										0				(107,221,565)
Reclassification of Public Warrants from liability to equity	10,580,000										10,580,000
Issuance of common stock upon reverse recapitalization, net of fees	315,326,717				$ 43,392						315,283,325				0				0
Issuance of common stock upon reverse recapitalization, net of fees (in shares)					43,392,132
Issuance of common stock upon vesting of restricted stock units	1,935,988				$ 140						1,935,848
Issuance of common stock upon vesting of restricted stock units (in shares)					140,000
Issuance of fully vested New Warrants	87,352,000										87,352,000
Exercise of warrants held by PIPE investor (in shares)					800,000
Exercise of warrants held by PIPE investor	8,000				$ 800						7,200
Share based payment with non-employees	1,028,182										1,028,182
Net distribution to Parent	(2,105,409)										(2,105,409)
Ending balance at Jun. 30, 2022	307,650,450				$ 264,332						467,595,655				(160,209,537)				0
Ending balance (Shares) at Jun. 30, 2022					264,332,132
Issuance of Class B common stock to Sponsor	15,000,000				$ 2,039						14,997,961
Issuance of Class B common stock to Sponsor (Shares)					2,039,353
Net income (loss)	(36,744,722)														(36,744,722)
Issuance of common stock under the 2022 Stock Incentive Plan	653,699										653,699
Issuance of fully vested New Warrants	17,424,230										17,424,230
Share based payment with non-employees	691,909										691,909
Ending balance at Sep. 30, 2022	$ 304,675,566				$ 266,371						$ 501,363,454				$ (196,954,259)				$ 0
Ending balance (Shares) at Sep. 30, 2022					266,371,485